GOODWILL AND OTHER INTANGIBLE ASSETS - Amortization (Details) $ in Millions	Dec. 31, 2024 USD ($)
Estimated Amortization Expense
2025	$ 555
2026	527
2027	480
2028	427
2029	$ 337